Stock Based Compensation Plans:	12 Months Ended
Dec. 31, 2016
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 10.    Stock Based Compensation Plans:

Equity Incentive Plans

On June 27, 2012, the shareholders approved the 2012 Equity Incentive Plan (the "2012 Plan") to replace our previous equity incentive plans. In 2014, the Board amended and restated the 2012 Plan changing the maximum number of Class A common shares issuable under options granted under the 2012 Plan from a "rolling" 10% of the outstanding Class A common shares to a fixed number of 7,550,000 Class A common shares. On September 19, 2016, the Board approved an amendment and restatement of the 2012 Plan to increase the maximum number of shares issuable thereunder to 8,750,000, representing less than 10% of the issued and outstanding Class A Common Shares of the Company at such date. Such amendment was approved by the TSX Venture Exchange ("TSXV") on October 6, 2016.

As of December 31, 2016, there were 5,393,000 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee of the Board established pursuant to the 2012 Plan.

Share option transactions for the years ended December 31, 2016 and 2015 are as follows:

	2016		2015
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of year	5,643,500	$ 2.43	5,698,000	$ 2.31
Options exercised	(2,286,500)	1.83	(369,500)	1.84
Options granted	-	-	315,000	3.90
Options outstanding - end of year	3,357,000	$ 2.84	5,643,500	$ 2.43

Options exercisable - end of year	3,357,000	$ 2.84	5,593,500	$ 2.42

The following table relates to stock options at December 31, 2016:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	875,000	$1.92	$1,968,750	4.44	875,000	$1.92	$1,968,750	4.44
$2.89	1,607,000	$2.89	2,056,960	0.08	1,607,000	$2.89	2,056,960	0.08
$3.00	250,000	$3.00	292,500	1.44	250,000	$3.00	292,500	1.44
$3.89	100,000	$3.89	28,000	3.21	100,000	$3.89	28,000	3.21
$3.91	215,000	$3.91	55,900	8.49	215,000	$3.91	55,900	8.49
$4.02	310,000	$4.02	46,500	7.56	310,000	$4.02	46,500	7.56
$1.92 - $4.02	3,357,000	$2.84	$4,448,610	2.64	3,357,000	$2.84	$4,448,610	2.64

During the years ended December 31, 2016 and 2015, the Company granted nil and 0.32 million options, respectively. In 2016 and 2015, approximately 2.3 million and 0.4 million outstanding options were exercised, respectively for net proceeds to the Company of approximately $4.2 million and $0.7 million, respectively. The Company recorded non-cash compensation expense during 2016 and 2015 of $0.02 million and $0.3 million, respectively, for stock options granted in 2015 and prior periods.

The weighted average fair value of the options granted in 2015 was calculated as $0.85. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

2015
Risk free interest rate	0.66%
Expected term	2.0 years
Expected volatility	38%
Dividend yield	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of our common stock over a period equal to the expected term of the option.

Retention Plan and Change of Control Agreements

The Company maintains the Gold Reserve Director and Employee Retention Plan.  Each unit (the "Retention Units") granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A common share: (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. Units previously granted under the plan become fully vested upon: (1) collection of Award proceeds from the ICSID arbitration process and/or sale of mining data totaling at least $200 million and we agree to distribute a substantial majority of the proceeds to its shareholders or, (2) the event of a change of control.  A “Change of Control”, as it relates to the Retention Plan, means one or more of the following: the acquisition by any individual, entity or group, of beneficial ownership of the Company of 25 percent of the voting power of the outstanding Common Shares; a change in the composition of the Board that causes less than a majority of the current directors of the Board to be members of the incoming board; solicitation of proxies or consents by or on behalf of a person other than the board; reorganization, merger or consolidation or sale or other disposition of all or substantially all of the assets of the Company; liquidation or dissolution of the Company; or any other event the Board reasonably determines constitutes a Change of Control. As of December 31, 2016 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A common shares, was approximately $7.8 million. The Company also maintains change of control agreements with certain officers and employees. As of December 31, 2016, the amount payable under these agreements in the event of a change of control, including unvested retention units, was approximately $16.0 million.